Stockholders' Deficit (Details) - USD ($)																																									1 Months Ended			3 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	Jul. 11, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 11, 2023	Dec. 01, 2022	Nov. 17, 2022	Oct. 03, 2022	Sep. 23, 2022	Sep. 16, 2022	Sep. 01, 2022	Jul. 18, 2022	Jul. 14, 2022	Jul. 12, 2022	Jul. 01, 2022	Jun. 06, 2022	Jun. 01, 2022	May 25, 2022	May 18, 2022	May 01, 2022	Apr. 01, 2022	Mar. 25, 2022	Mar. 22, 2022	Mar. 01, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 21, 2022	Jan. 01, 2022	Dec. 17, 2021	Nov. 04, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 07, 2021	Sep. 01, 2021	Aug. 01, 2021	Jun. 30, 2021	Apr. 13, 2021	Oct. 22, 2020	Aug. 06, 2019	Dec. 20, 2017	Nov. 09, 2017	Sep. 30, 2021	Aug. 17, 2021	Jul. 08, 2021	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Feb. 03, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Feb. 14, 2022	Jun. 09, 2021	Mar. 05, 2021	Jul. 20, 2020	Apr. 15, 2020	Sep. 09, 2016
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																																									5,000,000							5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)																																									$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock designations amount (in Shares)																																																		2,999,750		3,999,750
Common stock dividend (in Dollars per share)																																																		$ 0.99		$ 0.99
Common stock, shares authorized (in Shares)																																									12,000,000,000							12,000,000,000		12,000,000,000		12,000,000,000	12,000,000,000
Reverse stock split, description	On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.
Common stock, shares outstanding (in Shares)																																																				4,407,321
Shares of common stock (in Shares)									5,000,000																	1,800,000										5,000					2,470,511							2,470,511		6,994,378		4,407,321	2,470,511			1,500,000	1,250,000	1,500,000
Common stock, per share (in Dollars per share)									$ 0.2																	$ 0.6															$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 2.5	$ 17.5	$ 1.75
Common stock, shares issued (in Shares)																																50,000									100,000	120,000								496,667
Common stock, shares issued, value																																$ 125,000										$ 300,000		$ 99,333	$ 125,000	$ 324,589	$ 250,000					$ 699,589	$ 3,083,930
Offering in cash																																																								$ 1,928,898
Offering and received																																									$ 250,000									$ 99,333
Agreement, description																																				On April 13, 2021, the Company issued 10,000 shares of common stock to a consultant for services, which were valued at $11.40, based on the stock price on the date of the grant. The cost of $114,000 was charged to consulting expense.	On October 22, 2020, the Company issued 10,000 shares of common stock to a consultant for services rendered, which were valued at $ 3.40, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.
Shares issued (in Shares)																																									36,821							36,821				36,821,330	36,821
Principal amount																																																					$ 119,670
Accrued compensation																																																					92,723
Interest expense																																																					26,947
Deferred charge																																									$ 119,670							$ 119,670					$ 119,670
Common stock conversion (in Shares)																																																		2,090,007		1,124,319	518,650
Debt premium										$ 15,000										$ 15,000			$ 15,000		$ 15,000		$ 15,000			$ 15,000	$ 15,000		$ 15,000	$ 15,000																		$ 15,000	$ 630,000
Converted principal													$ 15,000		$ 15,000		$ 55,000	$ 55,000																																				$ 2,200
Accrued interest													$ 744		$ 747		$ 2,750	$ 2,750																																			$ 0	$ 5,277
Shares of common stock (in Shares)													126,926		95,215		197,640	197,640
Principal and accrued Interest																																																				744
Debt conversions																																																		$ 90,000		222,000							$ 840,000
Compensation and consulting expense																																																		0	$ 69,108
Total unrecognized compensation																																																		$ 0		$ 0
Term of warrants																																																				7 years
Warrants exercise price (in Dollars per share)																																																				$ 0.2
Common stock, shares outstanding (in Shares)																																																		6,994,378		4,407,321
Issuance settled amount due, description									The offering provided for the issuance of up to 5,000,000 shares of common stock at a price of $0.20, under subscriptions.
Common Stock [Member]
Stockholders' Deficit [Line Items]
Reverse stock split, description																																						On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc. The name change and the stock split became effective in February 2020, and the transfer agent adjusted the outstanding shares for the reverse split on February 10, 2020.
Shares of common stock (in Shares)																																									771,559							771,559					771,559
Common stock, shares issued (in Shares)																																												496,667	208,333	540,980	100,000					849,313	1,393,007
Common stock, shares issued, value																																												$ 49	$ 21	$ 54	$ 10					$ 85	$ 139
Security Purchase Agreement [Member]
Stockholders' Deficit [Line Items]
Security purchase agreement, description																																							On December 20, 2017 an additional 0.20 warrant were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 0.30 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31 at a price of $3,600 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore, a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2021, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 42,778 common shares and the related derivative liability is $125,693.
Maximum [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized (in Shares)																																																							12,000,000,000
Minimum [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized (in Shares)																																																							6,000,000,000
Previously Reported [Member]
Stockholders' Deficit [Line Items]
Common stock, shares outstanding (in Shares)																																									2,470,511							2,470,511					2,470,511
Warrant [Member]
Stockholders' Deficit [Line Items]
Number of warrants exercisable																																																												$ 1
Term of warrants																																																												5 years
Warrants exercise price (in Dollars per share)																																																												$ 10,000
Aggregate value of warrants																																																												$ 180,000
Warrant [Member] | Security Purchase Agreement [Member]
Stockholders' Deficit [Line Items]
Convertible note, description																																								On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 0.10 share of the Company’s common stock at an exercise price of $350,000 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35.
Employee [Member]
Stockholders' Deficit [Line Items]
Agreement, description																																					On October 22, 2020, the Company granted 1,000 shares of common stock to an employee, which were valued at $3.40, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.
Non-employee Services [Member]
Stockholders' Deficit [Line Items]
Agreement, description																																				On April 13, 2021, the Company issued 5,000 shares of common stock to its then COO, which were valued at $ 11.40, based on the stock price on the date of the grant. The cost of $57,000 was charged to accrued salary.	On October 22, 2020, the Company granted 5,000 shares of common stock to an employee, which were valued at $3.40, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.
Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value (in Dollars per share)
Preferred stock shares designated (in Shares)																																									250							250		250		250	250
Preferred stock, shares outstanding (in Shares)																																									250							250		250		250	250
Preferred stock, shares issued (in Shares)																																									250							250		250		250	250
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value (in Dollars per share)																																									$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued, value
Preferred Class A [Member]
Stockholders' Deficit [Line Items]
Preferred stock shares designated (in Shares)																																																				250
Employee Stock Option [Member]
Stockholders' Deficit [Line Items]
Compensation and consulting expense																																																				$ 69,108	82,308
Total unrecognized compensation																																									$ 0							$ 0					0
Trillium Partners LP [Member]
Stockholders' Deficit [Line Items]
Common stock, shares issued (in Shares)																								749,313											4,286
Common stock, shares issued, value																																			$ 75,000													$ 1,443,898
Cash payments																								$ 449,589
Accrued compensation																																																					90,000
Interest expense																																																					$ 16,201
Common stock conversion (in Shares)																																																					95,301
Security purchase agreement, description														Under the terms of each SPA, Trillium and JPC each agreed to advance funds under a merchant financing arrangement, treated as loans. Warrants for the purchase of 1,120,000 shares of Common Stock were issued as consideration for the advance agreement. In total 2,240,000 warrants were issued and a relative value for the bundled transaction of $200,387, was charged to debt discount (amortized to interest expense over the term of the related loans), additional paid in capital was credited for the same amount.
Trillium Partners LP [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, shares issued (in Shares)																																																577,559
Trillium Partners LP [Member] | Initial S-1 Offering [Member]
Stockholders' Deficit [Line Items]
Common stock, shares issued (in Shares)																																																	617,162
Common stock, shares issued, value																																																	$ 1,080,032
Oscaleta Partners LLC [Member]
Stockholders' Deficit [Line Items]
Common stock, shares issued, value																																											$ 60,000
Oscaleta Partners LLC [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock, shares issued (in Shares)																																											24,000
Alpha Capital Anstalt [Member]
Stockholders' Deficit [Line Items]
Principal amount																																																					$ 111,050
Common stock conversion (in Shares)																																																					88,303
Geneva Roth Remark Holdings Inc. [Member]
Stockholders' Deficit [Line Items]
Common stock conversion (in Shares)																																																					233,396
Conversion fees																																																					$ 553,875
Converted principal																					$ 50,000	$ 50,000				$ 53,750		$ 58,500	$ 58,500
Accrued interest																					$ 2,500	$ 2,500				$ 2,688		$ 2,925	$ 2,925
Shares of common stock (in Shares)																					159,091	159,091				78,385		81,900	40,950
Principal and accrued Interest																					$ 0	$ 0				$ 0		$ 0	$ 0
Livingston Asset Management LLC [Member]
Stockholders' Deficit [Line Items]
Accrued compensation																																																					68,000
Interest expense																																																					$ 7,168
Common stock conversion (in Shares)																																																					72,642
Conversion fees																																																					$ 4,100
Tri-Bridge Ventures, LLC [Member]
Stockholders' Deficit [Line Items]
Accrued compensation																																																					35,000
Interest expense																																																					$ 1,550
Common stock conversion (in Shares)																																																					29,008
Diagonal Lending LLC [Member]
Stockholders' Deficit [Line Items]
Converted principal											$ 53,750	$ 53,750
Accrued interest											$ 2,688	$ 2,688
Shares of common stock (in Shares)											217,067	217,067
Frondeur PartnersLLC [Member]
Stockholders' Deficit [Line Items]
Common stock conversion (in Shares)		372,665	372,911	384,311	383,489	384,804	191,827
Debt premium														$ 15,000		$ 15,000			$ 15,000
Converted principal								$ 15,000
Accrued interest		$ 871	$ 884	$ 921	$ 879	$ 945	$ 888	$ 777																																												$ 3,631
Shares of common stock (in Shares)								127,145
Principal amount		$ 15,000	$ 15,000	$ 15,000	$ 15,000	$ 15,000	$ 15,000
Stock Incentive Plan [Member]
Stockholders' Deficit [Line Items]
Stock incentive plan, description																																																		The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of June 30, 2023, 84 awards remain available for grant under the Plan.		The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2022, 84 awards remain available for grant under the Plan.